Pension and Postretirement Benefits - Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain	$ (1,914)	[1]	$ (3,906)	[1]	$ (1,360)	[1]
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,698		5,476		4,328
Amortization of prior service cost	1,377		1,731		1,922
Interest cost	5,694		9,536		9,859
Amortization of actuarial gain	(5,973)		(3,334)		(4,301)
Curtailment gain	(1,914)		(9,093)		(1,691)
Expected returns on assets	(181)		(209)
Net periodic benefit cost	$ 2,701		$ 4,107		$ 10,117

[1]	See Note 17